STOCK OPTIONS AND WARRANTS (Details Textuals 5) (Warrants, USD $)	6 Months Ended
Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants granted	6,363,674
Number of warrants exercisable	3,181,837
Number of warrants exercisable one	3,181,837
Exercise price of warrants	5.00
Exercise price of warrants one	$ 10.00
Date of warrants expiry	Dec. 31, 2013
California
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercisable	58,450
Number of warrants exercisable one	29,225
Number of warrants exercisable two	29,225
Exercise price of warrants one	$ 5
Exercise price of warrants two	$ 10